ACQUISITIONS	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITIONS
4. ACQUISITIONS
Fully
On August 20, 2019, the Company acquired FHI LLC (“Fully”), a Portland, Oregon-based e-commerce furniture brand with products targeting the home office and small business markets. The acquisition provides the Company access to new markets for current products, while simultaneously allowing it to leverage its existing distribution channels to expand its product offerings to include Fully’s portfolio of high-performance adjustable height desks, ergonomic chairs and accessories.
The aggregate purchase price consisted of cash paid at closing of $30.9 million, net of cash acquired of $4.1 million, plus additional earn-out consideration should Fully achieve certain revenue and earnings targets associated with separate short-term and long-term earn-out periods of two and four years, respectively (together, the “Earn-Out Consideration”). The estimated fair value of the Earn-Out Consideration was $2.0 million as of the acquisition date (see Note 11 for further discussion). The acquisition was funded from cash on hand and borrowings under the Company’s Revolver. The Company recognized the assets acquired and liabilities assumed at their estimated fair values as of the acquisition date. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded to goodwill. Fully's operating results are reported in the historical Office segment and have been included in the consolidated results of operations from the acquisition date.
Pro forma financial information has not been presented for the Fully acquisition as the impact to the Company's Consolidated Financial Statements was not material.
The following table summarizes the final estimates of the fair value and useful lives of the intangible assets acquired as of the August 20, 2019 Fully acquisition date (dollars in millions):

	Amount	Estimated useful Life (in years)
Tradenames	$10.0	10
Customer relationships	1.0	5
Non-compete agreements	0.5	4
Goodwill	14.9	-
Muuto
On January 25, 2018, the Company acquired one hundred percent (100%) of the shares of Muuto Holding ApS and MIE4 Holding 5 ApS, which collectively held all the business operations of Muuto ApS (“Muuto”). Muuto’s affordable luxury products span commercial and residential applications, adding scale and diversity to the Company’s business. The aggregate purchase price for the acquisition was $307.7 million, net of $7.6 million of cash acquired. The Company recognized the assets acquired and liabilities assumed at their estimated fair values as of the date of acquisition. The results of operations of Muuto have been included in the Company’s Lifestyle segment beginning January 25, 2018. The Company funded the acquisition with proceeds from debt issued under the Third Amended and Restated Credit Agreement, as well as cash on hand (see Note 13). The Company recorded acquisition and certain other costs incurred in connection with the acquisition totaling $5.1 million within selling, general, and administrative expenses in its Consolidated Statement of Operations and Comprehensive Income for the year ended December 31, 2018.
The following table summarizes the fair values assigned to the assets acquired and liabilities assumed of Muuto and the resulting goodwill as of the January 25, 2018 acquisition date (in millions):

Amount
Cash	$7.6
Customer receivables	8.6
Inventory	11.1
Other current assets	0.4
Property, plant, and equipment, net	1.3
Intangible assets	135.6
Other non-current assets	0.3
Total assets acquired	$164.9
Accounts payable	3.4
Other current liabilities	10.6
Deferred income taxes	29.9
Total liabilities assumed	$43.9
Net assets acquired	$121.0

Purchase price	$315.3
Less: Fair value of acquired identifiable assets and liabilities	121.0
Goodwill	$194.3
The excess of the purchase price over the net tangible and intangible assets is recorded to goodwill and primarily reflects the assembled workforce and expected synergies. Goodwill is not deductible for tax purposes.
The following table summarizes the final estimates of the fair value and useful lives of the intangible assets acquired as of the January 25, 2018 Muuto acquisition date (dollars in millions):

	Amount	Estimated Useful Life (in years)
Indefinite-lived intangible assets:
Trade name	$66.0	Indefinite
Finite-lived intangible assets:
Wholesale customer relationships	35.8	15
Contract customer relationships	25.0	9
Copyrights & designs	7.5	7
Non-competition agreements	1.3	3
Total intangible assets	$135.6
The following table presents unaudited pro forma information for the period presented as if the acquisition of Muuto had occurred as of January 1, 2017 (in millions):

Year Ended December 31,
2018
Pro forma sales	$1,306.4
Pro forma net earnings attributable to Knoll, Inc. stockholders	$79.0
The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or of results that may occur in the future. The pro forma financial information presented above has been derived from the historical consolidated financial statements of the Company and from the historical consolidated financial statements of Muuto.
The pro forma financial information presented above include adjustments for: (1) incremental amortization expense related to fair value adjustments to identifiable intangible assets, (2) incremental interest expense for outstanding borrowings to reflect the terms of the amended Credit Agreement, (3) nonrecurring items, (4) the tax effect of the above adjustments.
The pro forma information presented for the year ended December 31, 2018 excludes expenses for future payments that are considered compensation for post combination service of $3.2 million, loss on debt extinguishment of $1.4 million, acquisition costs of $1.9 million, and acquisition-related inventory step-up valuation adjustment of $0.9 million, and includes incremental interest expense of $0.1 million and incremental amortization of intangibles of $0.8 million. The income tax impact of these adjustments for the year ended December 31, 2018 was $1.3 million.